Document and Entity Information	9 Months Ended
	Oct. 31, 2011	Dec. 12, 2011
Document and Entity Information
Document Type	S-1
Amendment Flag	false
Document Period End Date	Oct 31, 2011
Trading Symbol	lbsr
Entity Registrant Name	LIBERTY STAR URANIUM & METALS CORP.
Entity Central Index Key	0001172178
Current Fiscal Year End Date	--01-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		630,099,389
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

Statement of Financial Position (USD $)	Oct. 31, 2011	Jan. 31, 2011
Current asset:
Cash and cash equivalents	$ 182,392	$ 1,100,315
Prepaid expenses and supplies	5,613	8,060
Total current assets	188,005	1,108,375
Property and equipment, net	144,062	163,151
Certificates of deposit	3,000	3,000
Total assets	335,067	1,274,526
Current liability:
Current portion of long-term debt	3,763	3,763
Convertible promissory note	3,561,816	3,000,000
Accounts payable and accrued liabilities	26,307	40,315
Accrued wages to related party	120,700	93,700
Accrued interest	422,034	164,383
Total current liabilities	4,134,620	3,302,161
Long-term debt, net of current portion	19,353	22,024
Total liabilities	4,153,973	3,324,185
Stockholders' equity (deficit)
Common stock - $.00001 par value; 1,250,000,000 shares authorized; 630,099,389 and 602,411,882 shares issued and outstanding	6,301	6,024
Additional paid-in capital	45,813,842	45,714,119
Deficit accumulated during the exploration stage	(49,639,049)	(47,769,802)
Total stockholders' equity (deficit)	(3,818,906)	(2,049,659)
Total liabilities and stockholders' equity (deficit)	$ 335,067	$ 1,274,526

Statement of Financial Position (Parenthetical) (USD $)	Oct. 31, 2011	Jan. 31, 2011
Common Stock, Par Value Per Share	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	1,250,000,000	1,250,000,000
Common Stock, Shares, Issued	630,099,389	602,411,882
Common Stock, Shares, Outstanding	630,099,389	602,411,882

Statement of Operations (USD $)	3 Months Ended		9 Months Ended		122 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses:
Geological and geophysical costs	703,150	1,406,081	910,262	1,483,873	14,062,282
Salaries and benefits	84,536	1,170,642	225,777	1,234,102	3,707,984
Public relations	5,299	27,486	46,442	31,382	770,484
Depreciation	15,758	14,633	47,902	45,610	864,135
Legal	25,058	117,218	50,380	160,402	879,572
Professional services	12,655	15,381	68,207	70,532	1,255,007
General and administrative	50,224	32,481	213,604	72,759	1,925,725
Travel	8,941	22,957	48,150	27,794	239,639
Settlement expense	0	13,241,020	0	13,241,020	13,241,020
Impairment loss	0	0	0	0	16,092,870
Net operating expenses	905,621	16,047,899	1,610,724	16,367,474	53,038,718
Loss from operations	(905,621)	(16,047,899)	(1,610,724)	(16,367,474)	(53,038,718)
Other income (expense):
Interest income	114	88	805	201	198,560
Interest expense	(93,731)	(89,026)	(259,328)	(597,790)	(5,818,800)
Debt conversion expense	0	0	0	0	(103,437)
Loss on sale of assets	0	0	0	(3,042)	(42,453)
Loss on change in fair value of warrant liability	0	(3,386,834)	0	(3,700,389)	(3,692,462)
Other income	0	1,000,000	0	1,125,000	1,350,390
Income from Elle Venture	0	0	0	0	300,000
Foreign exchange gain	0	0	0	0	505
Gain on settlement of debt to related party	0	0	0	0	7,366
Total other income (expense)	(93,617)	(2,475,772)	(258,523)	(3,176,020)	(7,800,331)
Loss before income taxes	(999,238)	(18,523,671)	(1,869,247)	(19,543,494)	(60,839,049)
Income tax expense	0	0	0	0	0
Net loss	$ (999,238)	$ (18,523,671)	$ (1,869,247)	$ (19,543,494)	$ (60,839,049)
Basic and diluted net loss per share of common stock	$ 0	$ (0.04)	$ 0	$ (0.05)	$ (0.59)
Basic and diluted weighted average number of shares of common stock outstanding	625,158,491	461,500,867	613,735,561	399,286,472	103,936,173

Statement of Cash Flows (USD $)	9 Months Ended		122 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011
Cash flows from operating activities:
Net loss	$ (1,869,247)	$ (19,543,494)	$ (60,839,049)
Depreciation	47,902	45,610	864,135
Amortization of deferred financing charges	0	19,690	542,716
Amortization of discount on convertible promissory notes	0	205,185	3,632,995
Impairment loss	0	0	16,092,870
Loss on sale of fixed assets	0	3,042	42,453
Loss on change in fair value of warrant liability	0	3,700,389	3,692,462
Share based compensation	0	2,530,750	4,297,983
Share and warrant based payments	0	13,523,589	14,421,627
Non-cash other income from sale of mineral claims	0	(1,000,000)	(1,000,000)
Non-cash geological costs paid from the issuance of convertible promissory note	561,816	0	561,816
Changes in assets and liabilities:
Prepaid expenses and supplies	2,447	117,973	36,834
Other current assets	0	0	(7,875)
Certificates of deposit	0	0	(11,435)
Other assets	0	0	(25,000)
Accounts payable and accrued expenses	(14,008)	(192,342)	20,292
Accrued wages related party	27,000	(5,441)	120,700
Accrued interest	257,651	88,767	830,235
Net cash used in operating activities	(986,439)	(506,282)	(16,726,241)
Cash flows from investing activities:
Proceeds from the sale of fixed assets	0	252,368	407,327
Proceeds from redemption of certificate of deposit	0	0	213,232
Purchase of certificate of deposit	0	0	(204,797)
Purchase of equipment	(28,813)	(1,147)	(1,178,431)
Net cash provided by (used in) investing activities	(28,813)	251,221	(762,669)
Cash flows from financing activities:
Principal activity on long-term debt	(2,671)	(118,631)	(499,224)
Principal activity on capital lease obligation	0	0	(39,298)
Principal activity on convertible promissory notes	0	0	(286,227)
Proceeds from the issuance of common stock, net of expenses	100,000	999,980	12,524,755
Proceeds from the sale of convertible promissory notes	0	466,217	5,772,371
Proceeds from long-term debt	0	0	198,925
Net cash provided by financing activities	97,329	1,347,566	17,671,302
Net increase (decrease) in cash and cash equivalents for period	(917,923)	1,092,505	182,392
Cash and cash equivalents, beginning of period	1,100,315	20,522	0
Cash and cash equivalents, end of period	182,392	1,113,027	182,392
Interest paid during the period	$ 1,677	$ 1,579	$ 202,311

Statement of Stockholders Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Deficit accumulated during the exploration stage [Member]	Total
Beginning Balance at Aug. 20, 2001
Common stock issued for cash	$ 50	$ 99,950		$ 100,000
Common stock issued for cash (Shares)	5,000,000
Net loss			(132,602)	(132,602)
Ending Balance at Jan. 31, 2004	50	99,950	(132,602)	(32,602)
Ending Balance (Shares) at Jan. 31, 2004	5,000,000
Acquisition, February 3, 2004	44	15,924,956		15,925,000
Acquisition, February 3, 2004 (Shares)	4,375,000
Common stock issued for cash		94,350		94,350
Issuance of common stock and warrants private placement	7	2,999,993		3,000,000
Issuance of common stock and warrants private placement (Shares)	650,000
Return of shares	(18)	(11,199,982)	11,200,000
Return of shares (Shares)	(1,750,000)
Net loss			(18,392,024)	(18,392,024)
Ending Balance at Jan. 31, 2005	83	7,919,267	(7,324,626)	594,724
Ending Balance (Shares) at Jan. 31, 2005	8,275,000
Issuance of common stock and warrants private placement	10	5,052,722		5,052,732
Issuance of common stock and warrants private placement (Shares)	972,172
Net loss			(4,627,965)	(4,627,965)
Ending Balance at Jan. 31, 2006	93	12,971,989	(11,952,591)	1,019,491
Ending Balance (Shares) at Jan. 31, 2006	9,247,172
Issuance of common stock and warrants private placement	10	2,545,985		2,545,995
Issuance of common stock and warrants private placement (Shares)	990,596
Issuance of common stock for services		93,000		93,000
Issuance of common stock for services (Shares)	37,500
Options granted to consultants and employees		832,343		832,343
Expenses of common stock issuance		(320,000)		(320,000)
Net loss			(3,267,948)	(3,267,948)
Ending Balance at Jan. 31, 2007	103	16,123,317	(15,220,539)	902,881
Ending Balance (Shares) at Jan. 31, 2007	10,275,268
Issuance of common stock and warrants private placement	4	1,074,413		1,074,417
Issuance of common stock and warrants private placement (Shares)	429,700
Issuance of common stock for services		54,540		54,540
Issuance of common stock for services (Shares)	28,000
Issuance of common stock for conversion or payment of promissory note	1	259,698		259,699
Issuance of common stock for conversion or payment of promissory note (Shares)	99,884
Options granted to consultants and employees		358,646		358,646
Issuance of common stock purchase warrants		1,421,538		1,421,538
Beneficial conversion feature of convertible promissory notes		1,842,734		1,842,734
Net loss			(5,697,935)	(5,697,935)
Ending Balance at Jan. 31, 2008	108	21,134,886	(20,918,474)	216,520
Ending Balance (Shares) at Jan. 31, 2008	10,832,852
Issuance of common stock for conversion or payment of promissory note	376	1,839,135		1,839,511
Issuance of common stock for conversion or payment of promissory note (Shares)	37,646,325
Issuance of common stock for inducement to convert promissory note		9,000		9,000
Issuance of common stock for inducement to convert promissory note (Shares)	7,500
Reduction of conversion price for inducement to convert promissory note		94,437		94,437
Stock based compensation		576,244		576,244
Common stock purchase warrants exercise price reduction		67,700		67,700
Net loss			(4,176,066)	(4,176,066)
Ending Balance at Jan. 31, 2009	484	23,721,402	(25,094,540)	(1,372,654)
Ending Balance (Shares) at Jan. 31, 2009	48,486,677
Issuance of common stock for conversion or payment of promissory note	1,992	603,661		605,653
Issuance of common stock for conversion or payment of promissory note (Shares)	199,170,302
Beneficial conversion feature of convertible promissory notes		330,366		330,366
Net loss			(2,809,843)	(2,809,843)
Ending Balance at Jan. 31, 2010	2,476	24,655,429	(27,904,383)	(3,246,478)
Ending Balance (Shares) at Jan. 31, 2010	247,656,979
Issuance of common stock and warrants private placement	318	1,284,363		1,284,681
Issuance of common stock and warrants private placement (Shares)	31,778,484
Issuance of common stock for conversion or payment of promissory note	1,872	273,105		274,977
Issuance of common stock for conversion or payment of promissory note (Shares)	187,127,678
Exercise of common stock purchase warrants	1,358	1,880,588		1,881,946
Exercise of common stock purchase warrants (Shares)	135,848,741
Issuance of common stock purchase warrants		15,089,884		15,089,884
Stock based compensation		2,530,750		2,530,750
Net loss			(19,865,419)	(19,865,419)
Ending Balance at Jan. 31, 2011	6,024	45,714,119	(47,769,802)	(2,049,659)
Ending Balance (Shares) at Jan. 31, 2011	602,411,882
Issuance of common stock and warrants private placement	50	99,950		100,000
Issuance of common stock and warrants private placement (Shares)	5,000,000
Exercise of common stock purchase warrants	227	(227)
Exercise of common stock purchase warrants (Shares)	22,687,507
Net loss			(1,869,247)	(1,869,247)
Ending Balance at Oct. 31, 2011	$ 6,301	$ 45,813,842	$ (49,639,049)	$ (3,818,906)
Ending Balance (Shares) at Oct. 31, 2011	630,099,389

Organization	9 Months Ended
Oct. 31, 2011
Organization [Text Block]

NOTE 1 – Organization

Liberty Star Uranium & Metals Corp. (the “Company”, “we” or “Liberty Star”) was formerly Liberty Star Gold Corp. and formerly Titanium Intelligence, Inc. (“Titanium”). Titanium was incorporated on August 20, 2001 under the laws of the State of Nevada. On February 5, 2004 we commenced operations in the acquisition and exploration of mineral properties business. Big Chunk Corp. (“Big Chunk”) is our wholly owned subsidiary and was incorporated on December 14, 2003 in the State of Alaska. Big Chunk is engaged in the acquisition and exploration of mineral properties business in the State of Alaska. Redwall Drilling Inc. (“Redwall”) was our wholly owned subsidiary and was incorporated on August 31, 2007 in the State of Arizona. Redwall performed drilling services on the Company’s mineral properties. Redwall ceased drilling activities in July 2008 and was dissolved on March 30, 2010. In April 2007, we changed our name to Liberty Star Uranium & Metals Corp. to reflect our current concentrated efforts on uranium exploration. We are considered to be an exploration stage company, as we have not generated any revenues from operations.

These condensed consolidated financial statements include the results of operations and cash flows of Liberty Star Uranium & Metals Corp. and its wholly owned subsidiaries, Big Chunk and Redwall, from the dates of acquisition. All significant intercompany accounts and transactions were eliminated upon consolidation.

These condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) with the on-going assumption that we will be able to realize our assets and discharge our liabilities in the normal course of business. However, certain conditions noted below currently exist which raise substantial doubt about our ability to continue as a going concern. These condensed consolidated financial statements do not include any adjustments to the amounts and classifications of assets and liabilities that might be necessary should we be unable to continue as a going concern. Our operations have primarily been funded by the issuance of common stock and debt. Continued operations are dependent on our ability to complete equity financings, debt financings, joint venture agreements or generate profitable operations in the future. Management’s plan in this regard is to secure additional funds through future equity financings, joint venture agreements or debt. Such financings may not be available, or may not be available on reasonable terms.

Interim financial statement disclosure	9 Months Ended
Oct. 31, 2011
Interim financial statement disclosure [Text Block]

NOTE 2 – Interim financial statement disclosure

The condensed consolidated financial statements included herein have been prepared by Liberty Star Uranium & Metals Corp. without audit, pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”) and should be read in conjunction with our annual report on Form 10-K for the year ended January 31, 2011 as filed with the SEC under the Securities and Exchange Act of 1934 (the “Exchange Act”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted, as permitted by the SEC, although we believe the disclosures which are made are adequate to make the information presented not misleading. The condensed consolidated financial statements reflect, in the opinion of management, all normal recurring adjustments necessary to present fairly our financial position at October 31, 2011 and the results of our operations and cash flows for the periods presented.

Interim results are subject to significant seasonal variations and the results of operations for the three and nine months ended October 31, 2011 are not necessarily indicative of the results to be expected for the full year.

Summary of significant accounting policies	9 Months Ended
Oct. 31, 2011
Summary of significant accounting policies [Text Block]

NOTE 3 - Summary of significant accounting policies

The summary of significant accounting policies presented below is designed to assist in understanding our condensed consolidated financial statements. Such condensed consolidated financial statements and accompanying notes are the representations of our management, who is responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America (“GAAP") in all material respects, and have been consistently applied in preparing the accompanying condensed consolidated financial statements.

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The valuation of stock-based compensation, valuation of common stock purchase warrants, value of embedded conversion options, value of beneficial conversion features, valuation allowance on deferred tax assets, the determination of useful lives and recoverability of depreciable assets, accruals, and contingencies are significant estimates made by management. It is at least reasonably possible that a change in these estimates may occur in the near term.

Principles of consolidation
The condensed consolidated financial statements include our accounts and our wholly-owned subsidiary, Big Chunk, from the date of acquisition, February 5, 2004. All significant intercompany accounts and transactions have been eliminated upon consolidation.

Cash and cash equivalents
We consider cash held at banks and all highly liquid investments with original maturities of three months or less to be cash and cash equivalents. We maintain our cash in bank deposit accounts which, for periods of time, may exceed federally insured limits. At October 31, 2011 and January 31, 2011, we had cash in bank deposit accounts that exceeded federally insured limits of $0 and $751,000, respectively.

Mineral claim costs
We account for costs incurred to acquire, maintain and explore mineral properties as a charge to expense in the period incurred until the time that a proven mineral resource is established, at which point development of the mineral property would be capitalized. Currently, we do not have any proven mineral resources on any of our mineral properties.

Property and equipment
Property and equipment is stated at cost. We capitalize all purchased equipment over $500 with a useful life of more than one year. Depreciation is calculated using the straight line method over the estimated useful lives of the assets. Leasehold improvements are stated at cost and are amortized over their estimated useful lives or the lease term, whichever is shorter. Maintenance and repairs are expensed as incurred while betterments or renewals are capitalized. Property and equipment is reviewed periodically for impairment. The estimated useful lives range from 2 to 7 years.

Convertible promissory notes
We report convertible promissory notes as liabilities at their carrying value less unamortized discounts, which approximates fair value. We bifurcate conversion options and detachable common stock purchase warrants and report them as liabilities at fair value at each reporting period when material and when required in accordance with the applicable accounting guidance. When convertible promissory notes are converted into shares of our common stock in accordance with the debt’s terms, no gain or loss is recognized. We account for inducements to convert as an expense in the period incurred, included in debt conversion expense.

Common stock purchase warrants
We report common stock purchase warrants as equity unless a condition exists which requires reporting as a derivative liability at fair market value when material. For common stock purchase warrants reported as a derivative liability, as well as new and modified warrants reported as equity, we utilize the Black-Scholes valuation method in order to estimate fair market value.

Fair Value of Financial Assets and Liabilities
The Company measures and discloses certain financial assets and liabilities at fair value. Authoritative guidance defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Authoritative guidance also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 -	Quoted prices in active markets for identical assets or liabilities.
Level 2 -

Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Net loss per share
Basic net loss per share is computed by dividing net loss attributable to common shareholders by the weighted average number of shares of common stock outstanding during the period. The calculation of basic loss per share gives retroactive effect to an eight for one forward stock split on January 6, 2004 which resulted in 20,000,000 common shares outstanding. The calculation of basic loss per share gives retroactive effect to a one for four reverse stock split on September 1, 2009 which resulted in 67,261,764 common shares outstanding. Diluted net loss per share takes into consideration shares of common stock outstanding (computed under basic loss per share) and potentially dilutive shares of common stock that are not anti-dilutive. At October 31, 2011 and January 31, 2011, there were 170,786,566 and 204,639,535 potentially dilutive instruments outstanding, respectively. Additionally, at October 31, 2011 and January 31, 2011 if settlement of the Convertible Promissory Notes were completed by the issuance of common shares there would be 127,483,191 and 83,846,926 additional shares, respectively. These instruments were not included in the determination of diluted loss per share as their effect was anti-dilutive.

Recently issued accounting standards
There have been no recent accounting pronouncements or changes in accounting pronouncements during the nine months ended October 31, 2011, that are of significance, or potential significance, to us.

Property and equipment	9 Months Ended
Oct. 31, 2011
Property and equipment [Text Block]

NOTE 4 – Property and equipment

The balances of our major classes of depreciable assets are:

	October 31, 2011	January 31, 2011
Geology equipment	$346,977	$327,105
Vehicles and transportation equipment	50,180	50,180
Office furniture and equipment	83,513	74,572
	480,670	451,857
Less: Accumulated depreciation	(336,608)	(288,706)

Convertible promissory notes	9 Months Ended
Oct. 31, 2011
Convertible promissory notes [Text Block]

NOTE 5 – Convertible promissory notes

We issue convertible promissory notes in private placements of our securities to institutional investors pursuant to exemptions from registration set out in Rule 506 of Regulation D under the Securities Act of 1933.

On July 15, 2010 we issued a secured convertible promissory note bearing interest at a rate of 10% per annum compounded monthly (the “Convertible Note”) to Northern Dynasty Minerals Ltd (“Northern Dynasty”). Effective September 1, 2011 the agreement with Northern Dynasty was amended to increase the secured convertible promissory note by $561,816 to reimburse Northern Dynasty for assessment work, rental fees, cash in lieu of assessment work and filing fees on the mineral claims that was paid in 2010 and 2011 because we could not come to an agreement on the earn-in option and joint venture agreement with Northern Dynasty. Principal balance of the Convertible Note at October 31, 2011 and January 31, 2011 was $3,561,816 and $3,000,000 respectively. Accrued interest on the Convertible Note at October 31, 2011 and January 31, 2011 was $422,034 and $164,383, respectively.

As part of the transaction noted above, Northern Dynasty can earn a 60% interest in our Big Chunk project in Alaska (the “Joint Venture Claims”) by spending $10,000,000 on those properties over six years. The borrowings from Northern Dynasty may be applied as part of Northern Dynasty’s earn-in requirements. Northern Dynasty’s minimum annual expenditures under the earn-in would be the minimum level necessary to keep the Joint Venture Claims in good standing. Northern Dynasty may elect to abandon the earn-in at any time on 30 days’ notice, so long as sufficient annual labor is performed, or a cash payment in lieu of labor is made, in order to fulfill the annual labor requirements for the Joint Venture Claims for a minimum of 12 months after termination of the earn-in.

The Convertible Note is secured against substantially all of the Company’s assets. The Convertible Note is due for repayment 45 days after the earlier to occur of: (i) Northern Dynasty’s completion of its earn-in to the Joint Venture Claims unless it has elected to deem the entire outstanding balance of the Convertible Note (including interest thereon) to be part of the earn-in expenditure requirements and (ii) termination of Northern Dynasty’s earn-in right by voluntary abandonment provided that $1,000,000 in expenditures has been made; or (iii) termination of Northern Dynasty’s earn-in right on account of a superior third party joint venture offer.

Provided a minimum of $1,000,000 has been expended by Northern Dynasty on earn in expenses, the Convertible Note will be convertible until repaid or deemed repaid, into common shares of our company at the 5 day volume weighted average trading price immediately prior to Northern Dynasty giving a notice of conversion less the maximum allowable discount applicable as if our shares were listed on the TSX Venture Exchange. At October 31, 2011, Northern Dynasty has expended $546,016 of the $1,000,000 earn in expenses. The Convertible Note may be pre-paid by our company without penalty at any time on 10 days prior notice during which time Northern Dynasty’s conversion rights are unaffected.

If settlement of the Convertible Note occurred on October 31, 2011, we would have been obligated to pay $3,561,816 in principal and $422,034 of accrued interest. If the settlement were completed by the issuance of common shares the conversion price at October 31, 2011 would have been $0.03125 per share for a total of 127,483,191 shares required to convert the Convertible Note.

We have classified the entire amount as a current liability as we were not able to come to terms of an agreement regarding the joint venture agreement at October 31, 2011 and as a result the Convertible Note can be called by Northern Dynasty.

Common stock	9 Months Ended
Oct. 31, 2011
Common stock [Text Block]

NOTE 6 – Common stock

Our common shares are all of the same class, are voting and entitle stockholders to receive dividends as defined. Upon liquidation or wind-up, stockholders are entitled to participate equally with respect to any distribution of net assets or any dividends that may be declared.

In June 2011 one investor exercised 21,061,763 of the August 2009 common stock purchase warrants using the cashless exercise provision. The cashless exercise provision allows the investor, if the fair market value of one share of common stock is greater than the exercise price, to elect to receive shares equal to the value of the warrant less a portion of the warrant that is cancelled using a specific formula. We issued 20,000,000 shares of common stock and cancelled 1,061,763 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received. We issued these shares pursuant to an exemption from registration set out in Section 4(2) of the Securities Act of 1933.

In August 2011 one investor exercised 2,598,898 of the August 2009 common stock purchase warrants using the cashless exercise provision. The cashless exercise provision allows the investor, if the fair market value of one share of common stock is greater than the exercise price, to elect to receive shares equal to the value of the warrant less a portion of the warrant that is cancelled using a specific formula. We issued 2,500,000 shares of common stock and cancelled 98,898 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received. We issued these shares pursuant to an exemption from registration set out in Section 4(2) of the Securities Act of 1933.

In August 2011 one investor exercised 192,308 of the May 2007 common stock purchase warrants using the cashless exercise provision. The cashless exercise provision allows the investor, if the fair market value of one share of common stock is greater than the exercise price, to elect to receive shares equal to the value of the warrant less a portion of the warrant that is cancelled using a specific formula. We issued 187,507 shares of common stock and cancelled 4,801 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received. We issued these shares pursuant to an exemption from registration set out in Section 4(2) of the Securities Act of 1933.

In August 2011, we sold 5,000,000 units at a price of $0.02 per unit to one investor for net proceeds of $100,000. The financing consisted of 5,000,000 common shares of our company and 2,500,000 whole share non-transferable common stock purchase warrants. Each common stock purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.04 until August 31, 2016. The common stock purchase warrants contain a cashless exercise provision allowing the investor, if the fair market value of one share of common stock is greater than the exercise price, to elect to receive shares equal to the value of the warrant less a portion of the warrant that is cancelled using a specific formula. The common stock purchase warrants also contain an exercise price adjustment whereby if we issue common stock, convertible debt instruments, warrants or stock options prior to the expiration of the warrants or complete exercise of the warrants at a price less $0.04 per common share, then the exercise price of these warrants shall be reduced to such lower price. The securities were issued to an accredited investor pursuant to an exemption from the registration requirements of the Securities Act of 1933 provided by Rule 506 of Regulation D.

As of October 31, 2011, there were 87,122,691 whole share purchase warrants outstanding and exercisable. The warrants have a weighted average remaining life of 2.6 years and a weighted average exercise price of $0.05 per whole warrant for one common share. Whole share purchase warrants outstanding at October 31, 2011 are as follows:

	Number of whole share	Weighted average exercise
	purchase warrants	price per share

Outstanding, January 31, 2011	108,475,660	0.04
Issued	2,500,000	0.04
Exercised	(23,852,969)	0.002

Outstanding, October 31, 2011	87,122,691	$0.05
Exercisable, October 31, 2011	87,122,691	$0.05

During the nine months ended October 31, 2011 there were 12,500,000 vested incentive stock options that expired and no stock options granted. The expired options had a weighted average exercise price of $0.038 per option. At October 31, 2011 there were 778,500 non-qualified stock options outstanding and exercisable with a weighted average exercise price of $1.654 per option. At October 31, 2011 there were 82,885,375 incentive stock options outstanding and exercisable with a weighted average exercise price of $0.049 per option.

Related party transactions	9 Months Ended
Oct. 31, 2011
Related party transactions [Text Block]

NOTE 7 – Related party transactions

We entered into the following transactions with related parties during the period ended October 31, 2011:

Paid or accrued $4,697 in rent. We rented an office from Jim Briscoe, our Chairman of the Board, CEO and CFO, on a month-to-month basis for $522 per month.

At October 31, 2011 we had a balance of accrued unpaid wages of $120,700 to Jim Briscoe, our Chairman of the Board, CEO and CFO.

We entered into the following transactions with related parties during the period ended October 31, 2010:

Paid or accrued $4,322 in rent. We rented an office from Jim Briscoe, our Chairman of the Board, President, CEO and CFO, on a month-to-month basis for $459 per month through July 2010 and $522 per month beginning in August 2010.

We sold a trailer to Jim Briscoe, our Chairman of the Board, President, CEO and CFO, for $3,000.

At October 31, 2010 we had a balance of accrued unpaid wages of $94,059 to Jim Briscoe, our Chairman of the Board, President, CEO and CFO.

We recognized $2,451,250 of compensation expense for stock options granted to officers and directors of our company.

Commitments	9 Months Ended
Oct. 31, 2011
Commitments [Text Block]

NOTE 8 – Commitments

We are required to perform annual assessment work in order to maintain the Big Chunk and Bonanza Hills Alaska State mining claims. If annual assessment work is not performed the Company must pay the assessment amount in cash in order to maintain the claims. Completion of annual assessment work in the amount of $400 per ¼ section (160 acre) claim or $100 per ¼ -¼ section (40 acre) claim extends the claims for a one-year period from the staking of claims. Assessment work performed in excess of the required amount may be carried forward for up to four years to satisfy future obligations. The Company estimates that the required annual assessments to maintain the claims will be approximately $260,600. Sufficient funds have been expended to maintain the claims until August 31, 2012.

The annual state rentals for the Big Chunk and Bonanza Hills Alaska State mining claims vary from $70 to $280 per mineral claim. The rental period begins at noon September 1 st through the following September 1 st and annual rental payments are due on November 30 th of each year. The rentals of $174,580 to extend the claims through September 1, 2012 were paid in November 2011. The estimated state rentals due by November 30, 2012 for the period from September 1, 2012 through September 1, 2013 are $174,580. Alaska State production royalty is three percent of net income. State law prescribes that after a 3.5 -year exemption from state taxes a metal mine is liable for a 15% state licensing tax on net income from the mine.

We are required to pay annual rentals for our Federal lode mining claims for the North Pipes project in the State of Arizona. The rental period begins at noon on September 1 st through the following September 1 st and rental payments are due by the first day of the rental period. The annual rentals are $140 per claim. The rentals of $60,340 for the period from September 1, 2011 to September 1, 2012 have been paid. The rentals due by September 1, 2012 for the period from September 1, 2012 through September 1, 2013 of $60,340 have not been paid.

We are required to pay annual rentals for our Federal lode mining claims for the Tombstone project in the State of Arizona. The rental period begins at noon on September 1 st through the following September 1 st and rental payments are due by the first day of the rental period. The annual rentals are $140 per claim. The rentals and initial filing fees of $12,474 for the period from September 1, 2011 to September 1, 2012 have been paid. The rentals due by September 1, 2012 for the period from September 1, 2012 through September 1, 2013 of $9,240 have not been paid.

On September 7, 2011 we entered into a letter agreement with Sagebrush Gold Ltd. to form a joint venture agreement. Under the terms of the letter agreement, all the uranium properties held by Sagebrush and Liberty Star will be transferred to a new corporation in exchange for shares of the new corporation. The letter agreement will terminate on December 31, 2011 if the reorganization is not complete unless extended by both parties. The reorganization has not yet completed as at the date of this quarterly report on Form 10-Q, and has had no effect on the condensed consolidated financial statements.

In December 2010 we entered into a 12 month non-cancellable operating lease for office space. The lease calls for monthly payments of rent plus sales tax of $2,280. We have the option to extend the lease for one additional twelve month term at current market rates. We recognized rent expense of $20,518 during the nine months ended October 31, 2011 pursuant to this lease. Future minimum lease payments pursuant to this lease total $3,751 payable during the fiscal year ending January 31, 2012.

In June 2011 we entered into a two year non-cancellable operating lease for warehouse space in Tucson. The lease calls for monthly payments of rent plus sales tax of $3,550. We have the option to extend the lease for one additional two year term at current market rates. We recognized rent expense of $17,750 during the nine months ended October 31, 2011 pursuant to this lease. Future minimum lease payments pursuant to this lease total $42,600 payable during the twelve months ended October 31, 2012 and $24,850 payable during the twelve months ended October 31, 2013.

Supplemental disclosures with respect to cash flows	9 Months Ended
Oct. 31, 2011
Supplemental disclosures with respect to cash flows [Text Block]

NOTE 9 – Supplemental disclosures with respect to cash flows

The significant non-cash investing and financing transactions for the nine month period ended October 31, 2011 were as follows:

Issued 22,687,507 shares of common stock and cancelled 1,165,462 common stock purchase warrants for $0 proceeds received from the cash-less exercise of August 2009 and May 2007 common stock purchase warrants.

We amended our secured convertible promissory notes to increase the principal balance by $561,816 to reimburse the note holder for geological costs paid on our Alaska claims on our behalf.

The significant non-cash investing and financing transactions for the nine month period ended October 31, 2010 were as follows:

We issued 187,127,678 shares of common stock as repayment of $227,455 principal portion and $47,522 interest portion of the monthly payments on the convertible notes.

We issued $4,000,000 secured convertible promissory note to Northern Dynasty in exchange for $466,217 cash received and payoff of principal and interest on the May 2007, August 2008, May 2009 and August 2009 secured convertible promissory notes totaling $3,533,783.

We issued 22,098,601 common stock purchase warrants exercisable at $0.10 through September 15, 2013 pursuant to a settlement agreement with two of our warrant holders. We also amended the August 2009 common stock purchase warrants for four of our warrant holders pursuant to a settlement agreement. The warrants were increased by 134,712,799 warrants and the exercise price was reduced from $0.02 per common share to $0.002 per common share. The company recognized settlement expense of $13,241,020 related to these settlement agreements.

We issued 80,166,652 shares of common stock upon exercise of common stock purchase warrants for no cash proceeds as all exercises were completed pursuant to the cashless exercise provisions of the August 2009 common stock purchase warrants.

We recognized $2,530,750 of compensation expense related to the granting of 95,500,000 incentive and non-qualified stock options to officers, employees and consultants.

We transferred 95 of our mineral claims in the state of Alaska to Northern Dynasty in exchange for a $1,000,000 reduction of the principal of our secured convertible promissory note.

Fair value of financial instruments	9 Months Ended
Oct. 31, 2011
Fair value of financial instruments [Text Block]

NOTE 10 – Fair value of financial instruments

Our financial instruments consist of cash and cash equivalents, accounts payable, accrued liabilities, convertible notes payable, notes payable, and warrant liability. It is management\'s opinion that we are not exposed to significant interest, currency or credit risks arising from these financial instruments. The fair value of these financial instruments approximates their carrying values. Gains and losses recognized on changes in fair value of financial instruments are reported in other income (expense) as gain (loss) on change in fair value. We estimate the fair value of the warrant liability using level 3 inputs and the Black-Scholes valuation model. We use historical volatility as a method to estimate expected volatility. At October 31, 2011 and January 31, 2011 we had no financial instruments outstanding that were estimated using level 1, level 2 or level 3 inputs that were deemed material.

Subsequent events	9 Months Ended
Oct. 31, 2011
Subsequent events [Text Block]

NOTE 11 – Subsequent events

In November 2011 pursuant to the amended Northern Dynasty secured convertible promissory note, Northern Dynasty paid the annual rental fees in the amount of $166,740 on our Big Chunk mineral claims to renew them in good standing for an additional year. The amount will also apply against the $1,000,000 earn-in requirement resulting in a total of $712,756 of earn in expenditures paid by November 18, 2011.

Reclassifications	9 Months Ended
Oct. 31, 2011
Reclassifications [Text Block]

NOTE 12 – Reclassifications

Certain amounts in the prior-year financial statements have been reclassified for comparative purposes to conform with the presentation in the current-year financial statements.

Going concern	9 Months Ended
Oct. 31, 2011
Going concern [Text Block]

NOTE 13– Going concern

The Company is in the exploration stage, has incurred losses from operations, requires additional funds for further exploratory activity and to maintain its claims prior to attaining a revenue generating status. There are no assurances that a commercially viable mineral deposit exists on any of our properties. In addition, the Company may not find sufficient ore reserves to be commercially mined. As such, the Company\'s auditors have expressed an uncertainty about the Company\'s ability to continue as a going concern in their opinion attached to our audited financial statements for the fiscal year ended January 31, 2011.

Management is working to secure additional funds through the exercise of stock warrants already outstanding, equity financings or joint venture agreements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.